Business combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Acquisition Liabilities [Table Text Block]

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

Schedule Of Valuation Assumptions [Table Text Block]

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the final fair values of the assets acquired and liabilities assumed at the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,771
Account receivables	210
Inventories	38
Prepaid expenses and other current assets	430
Property and equipment, net	57
Intangible assets	49,282
Goodwill	18,491
Total identifiable assets acquired	70,279

Current liabilities	(459)
Deferred Tax Liabilities	(18,887)
Long term liabilities	(6)
Total liabilities assumed	(19,352)
Net identifiable assets acquired	$70,279
Net assets acquired	$50,927

Schedule Of Business Acquisition, Revenues and Net Income Loss [Table Text Block]

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending December 31, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to December 31, 2012
Revenues	$560
Net Income/(Loss)	$(5,301)

Business Acquisition, Pro Forma Information [Table Text Block]

The following supplemental pro forma information presents Flamel’s financial results for the twelve month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Twelve months ended December 31,
		2011	2012
		(unaudited)
Revenues		$33,209	$26,314

Net Income/(Loss)	(a)	$(13,624)	$(3,754)

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The variation in the fair value of the acquisition liabilities from acquisition date to December 31, 2012, resulting from new facts and circumstances that occurred post acquisition regarding the potential competitive landscape of products in the portfolio, including the abandon of one potential product, is as follows:

		as of December 31, 2012
(In thousands of U.S. dollars)	Acquisition date fair value	Payments	Remeasurement	Net

Acquisition liability deferred consideration	$33,237	$(160)	$(9,013)	$24,064
Acquisition liability note	5,625	-	87	5,712
Acquisition liability warrant consideration	12,065	-	(9,908)	2,157
Total	$50,927	$(160)	$(18,834)	$31,933